Note 21 Non current assets and disposal groups classified as held for sale changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		€ 923	€ 1,022
Non-current assets or disposal groups classified as held for sale		828	923	€ 1,022
Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,928	2,078	1,711
Additions		283	192	214
Contributions from merger transactions		0	0	592
Retirements sales and other decreases		(784)	(357)	(465)
Transfers other movements and exchage differences		46	15	27
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		1,473	1,928	2,078
Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		1,005	1,057	650
Additions		83	42	221
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(443)	(111)	(148)
Transfers other movements and exchage differences		0	17	333
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		645	1,005	1,057
Foreclosed assets [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		644	714
Non-current assets or disposal groups classified as held for sale		610	644	714
Foreclosed assets [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		943	1,070	1,218
Additions		250	190	211
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(338)	(323)	(353)
Transfers other movements and exchage differences		(8)	6	(6)
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		847	943	1,070
Foreclosed assets [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		299	356	381
Additions		24	16	64
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		(91)	(89)	(102)
Transfers other movements and exchage differences		5	16	13
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		237	299	356
Property, plant and equipment [member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	236	269
Non-current assets or disposal groups classified as held for sale	[1]	163	236	269
Property, plant and equipment [member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	943	970	452
Additions	[1]	18	2	1
Contributions from merger transactions	[1]	0	0	592
Retirements sales and other decreases	[1]	(446)	(34)	(110)
Transfers other movements and exchage differences	[1]	57	5	35
Disposals by companies held for sale	[1]	0	0	0
Non-current assets or disposal groups classified as held for sale	[1]	572	943	970
Property, plant and equipment [member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale	[1]	706	701	269
Additions	[1]	59	27	158
Contributions from merger transactions	[1]	0	0	0
Retirements sales and other decreases	[1]	(352)	(22)	(46)
Transfers other movements and exchage differences	[1]	(5)	1	320
Disposals by companies held for sale	[1]	0	0	0
Additions transfer to discontinued operations	[1]	0	0	0
Non-current assets or disposal groups classified as held for sale	[1]	409	706	701
Companies held for sale [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		43	39
Non-current assets or disposal groups classified as held for sale		55	43	39
Companies held for sale [Member] | Cost [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		43	39	41
Additions		15	0	2
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		0	0	(2)
Transfers other movements and exchage differences		(3)	4	(2)
Disposals by companies held for sale		0	0	0
Non-current assets or disposal groups classified as held for sale		55	43	39
Companies held for sale [Member] | Impairment [Member]
Non current assets and disposal groups classified as held for sale changes in the year [Line Items]
Non-current assets or disposal groups classified as held for sale		0	0	0
Additions		0	0	0
Contributions from merger transactions		0	0	0
Retirements sales and other decreases		0	0	0
Transfers other movements and exchage differences		0	0	0
Disposals by companies held for sale		0	0	0
Additions transfer to discontinued operations		0	0	0
Non-current assets or disposal groups classified as held for sale		€ 0	€ 0	€ 0

[1]	(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.